WARRANTS (Details) - Public Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021 item $ / shares	Dec. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Number of days of which warrants will not be effective from the date of business combination	120 days	120 days
Public Warrants expiration term	5 years	5 years
Issue price per share	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Trading period after business combination used to measure dilution of warrant | item	20
Warrant exercise price adjustment multiple	115	115
Warrant redemption price adjustment multiple	180	180
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Redemption period	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00